Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Reserves Abstract
Reserves

16.	Reserves

(i)	Foreign currency translation reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the unaudited interim condensed consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserve

Other reserve represents member’s deemed contribution arising from reorganization.

(iii)	Share-based payment reserve

The share option reserve comprises the fair value of share options granted which are yet to be exercised. The amount will either be transferred to the other reserves when the related options are exercised or be transferred to accumulated losses should the related options expire after the vesting period.

17.	Reserves

(i)	Foreign currency translation reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserve

Other reserve represents member’s deemed contribution arising from reorganization.

(iii)	Share-based payment reserve

The share option reserve comprises the fair value of share options granted which are yet to be exercised. The amount will either be transferred to the other reserves when the related options are exercised or be transferred to accumulated losses should the related options expire after the vesting period.